UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 29.3%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.3%
Lorillard Tobacco Co., 7.00%, 8/4/41(1)	$444	$507,856
Reynolds American, Inc., 5.85%, 8/15/45	230	256,911

		$764,767

Automotive — 1.5%
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$872,234
Ford Motor Co., 7.45%, 7/16/31	765	953,016
General Motors Co., 6.25%, 10/2/43	733	777,549
Magna International, Inc., 4.15%, 10/1/25	868	870,210
ZF North America Capital, Inc., 4.50%, 4/29/22(2)	1,000	948,750

		$4,421,759

Automotive & Auto Parts — 0.3%
Harman International Industries, Inc., 4.15%, 5/15/25	$772	$769,565

		$769,565

Banks — 4.7%
Bank of America Corp., 3.30%, 1/11/23	$1,237	$1,231,548
Bank of America Corp., 5.65%, 5/1/18	807	880,823
Barclays PLC, 2.75%, 11/8/19	1,080	1,088,236
Branch Banking & Trust Co., 3.625%, 9/16/25	865	866,730
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	869,311
Citigroup, Inc., 3.875%, 10/25/23	59	60,966
Citigroup, Inc., 4.30%, 11/20/26	698	693,059
Citigroup, Inc., 4.50%, 1/14/22	725	785,312
Citigroup, Inc., 6.625%, 6/15/32	172	204,063
Discover Bank, 3.20%, 8/9/21	950	950,818
Fifth Third Bancorp, 4.30%, 1/16/24	599	617,179
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	202,018
Morgan Stanley, 4.35%, 9/8/26	643	648,001
Morgan Stanley, 4.875%, 11/1/22	1,132	1,207,355
PNC Bank NA, 4.20%, 11/1/25	800	841,807
Regions Bank, 2.25%, 9/14/18	800	803,815
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	716,923
Societe Generale SA, 4.25%, 4/14/25(1)(2)	700	665,029
Wells Fargo & Co., 4.10%, 6/3/26	364	367,855

		$13,700,848

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$775	$774,031

		$774,031

Biotechnology — 0.5%
Amgen, Inc., 2.20%, 5/22/19	$464	$465,812
Amgen, Inc., 5.15%, 11/15/41	212	218,781
Celgene Corp., 3.55%, 8/15/22	841	855,090

		$1,539,683

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$509,513

		$509,513

Chemicals — 0.3%
LYB International Finance B.V., 4.00%, 7/15/23	$611	$615,075
Mosaic Co., 4.25%, 11/15/23	389	395,251

		$1,010,326

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.4%
Block Financial, LLC, 4.125%, 10/1/20	$870	$871,763
Hillenbrand, Inc., 5.50%, 7/15/20	400	438,511

		$1,310,274

Computers — 0.3%
Seagate HDD Cayman, 4.75%, 6/1/23	$780	$767,306

		$767,306

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$657	$669,528
Ally Financial, Inc., 3.25%, 9/29/17	975	968,497
American Express Co., 3.625%, 12/5/24	1,162	1,152,366
General Electric Capital Corp., 5.30%, 2/11/21	1,120	1,289,358
General Motors Financial Co., Inc., 6.75%, 6/1/18	133	145,406
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,322,429
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	445	532,079
International Lease Finance Corp., 6.25%, 5/15/19	722	770,735
Janus Capital Group, Inc., 4.875%, 8/1/25	964	990,804
JPMorgan Chase & Co., 3.875%, 9/10/24	642	637,307
JPMorgan Chase & Co., 5.625%, 8/16/43	178	195,850
Navient Corp., 5.00%, 10/26/20	725	609,580
Synchrony Financial, 3.75%, 8/15/21	778	787,022

		$10,070,961

Diversified Manufacturing — 0.2%
Joy Global, Inc., 5.125%, 10/15/21	$502	$480,446

		$480,446

Educational Services — 0.2%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$623,185

		$623,185

Electric Utilities — 2.0%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$836	$868,395
E.CL SA, 4.50%, 1/29/25(1)(2)	500	499,313
Enel Finance International NV, 6.00%, 10/7/39(2)	502	571,776
Entergy Corp., 4.00%, 7/15/22	1,046	1,081,876
Exelon Generation Co., LLC, 5.20%, 10/1/19	613	670,597
Georgia Power Co., 4.30%, 3/15/42	697	644,852
ITC Holdings Corp., 4.05%, 7/1/23	680	712,488
Trans-Allegheny Interstate Line Co., 3.85%, 6/1/25(2)	688	692,763

		$5,742,060

Electrical and Electronic Equipment — 0.7%
Flextronics International, Ltd., 4.75%, 6/15/25(2)	$788	$765,321
Molex Electronic Technologies, LLC, 3.90%, 4/15/25(2)	739	721,868
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(2)	700	703,500

		$2,190,689

Energy — 0.2%
Total Capital International SA, 2.70%, 1/25/23	$733	$714,929

		$714,929

Financial Services — 0.1%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$298	$299,318

		$299,318

Foods — 0.7%
Delhaize Group SA, 5.70%, 10/1/40	$849	$901,420
JBS USA, LLC/JBS USA Finance, Inc., 5.75%, 6/15/25(2)	760	699,200
Kroger Co. (The), 2.95%, 11/1/21	500	501,801

		$2,102,421

Security	Principal Amount (000’s omitted)	Value
Health Services — 1.0%
Dignity Health, 3.812%, 11/1/24	$845	$867,331
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	585	626,681
Tenet Healthcare Corp., 4.75%, 6/1/20	700	710,062
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	735,635

		$2,939,709

Home Construction — 0.4%
MDC Holdings, Inc., 6.00%, 1/15/43	$568	$462,920
Toll Brothers Finance Corp., 4.375%, 4/15/23	655	646,813

		$1,109,733

Household Products — 0.2%
Clorox Co. (The), 3.05%, 9/15/22	$500	$498,369

		$498,369

Insurance — 0.7%
Aflac, Inc., 4.00%, 2/15/22	$289	$308,502
Aflac, Inc., 6.45%, 8/15/40	335	413,825
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	841	847,803
Principal Financial Group, Inc., 6.05%, 10/15/36	205	239,304
Prudential Financial, Inc., 6.00%, 12/1/17	344	376,418

		$2,185,852

Internet Software & Services — 0.2%
Netflix, Inc., 5.75%, 3/1/24	$685	$702,125

		$702,125

Machinery — 0.3%
CNH Industrial Capital, LLC, 3.875%, 11/1/15	$350	$350,000
Timken Co. (The), 3.875%, 9/1/24	463	445,927

		$795,927

Media — 0.8%
CCO Safari II, LLC, 4.464%, 7/23/22(2)	$1,576	$1,577,797
McGraw Hill Financial, Inc., 3.30%, 8/14/20(2)	820	835,318

		$2,413,115

Mining — 0.7%
Barrick Gold Corp., 3.85%, 4/1/22	$195	$178,429
Barrick International Barbados Corp., 6.35%, 10/15/36(2)	400	357,363
Glencore Canada Corp., 6.20%, 6/15/35	194	153,354
Newcrest Finance Pty Ltd., 4.20%, 10/1/22(2)	555	487,650
Southern Copper Corp., 5.875%, 4/23/45	548	445,601
Teck Resources, Ltd., 5.20%, 3/1/42	612	338,997

		$1,961,394

Miscellaneous Manufacturing — 0.4%
Hexcel Corp., 4.70%, 8/15/25	$808	$825,884
Trinity Industries, Inc., 4.55%, 10/1/24	486	460,096

		$1,285,980

Office Equipment/Supplies — 0.3%
Xerox Corp., 2.75%, 3/15/19	$880	$885,455

		$885,455

Oil and Gas-Equipment and Services — 2.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$695,250
Anadarko Petroleum Corp., 6.95%, 6/15/19	616	695,738
Concho Resources, Inc., 5.50%, 10/1/22	615	588,863
Ecopetrol SA, 5.875%, 5/28/45	605	459,800
Empresa Nacional del Petroleo, 4.375%, 10/30/24(2)	500	487,943
Noble Energy, Inc., 3.90%, 11/15/24	787	733,585
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(2)	600	213,750

Security	Principal Amount (000’s omitted)	Value
Pioneer Natural Resources Co., 7.50%, 1/15/20	$502	$577,795
Rowan Cos., Inc., 4.75%, 1/15/24(1)	551	404,406
Rowan Cos., Inc., 5.40%, 12/1/42	200	118,934
Rowan Cos., Inc., 5.85%, 1/15/44(1)	272	170,465
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(2)	810	715,837

		$5,862,366

Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.00%, 3/12/20	$422	$423,528
Actavis Funding SCS, 4.55%, 3/15/35	496	457,992

		$881,520

Pipelines — 0.6%
Energy Transfer Partners L.P., 4.90%, 2/1/24	$557	$532,134
Gulfstream Natural Gas, 4.60%, 9/15/25(2)	431	434,788
Plains All America Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	830	835,048

		$1,801,970

Real Estate Investment Trusts (REITs) — 1.1%
CubeSmart L.P., 4.80%, 7/15/22	$690	$751,229
DDR Corp., 4.625%, 7/15/22	597	626,220
Essex Portfolio L.P., 3.25%, 5/1/23	805	787,218
Healthcare Realty Trust, 3.875%, 5/1/25	275	267,831
Kilroy Realty L.P., 4.375%, 10/1/25	844	853,707

		$3,286,205

Retail-Specialty and Apparel — 1.2%
AutoNation, Inc., 5.50%, 2/1/20	$798	$877,800
Dollar Tree, Inc., 5.25%, 3/1/20(2)	715	736,736
Gap, Inc. (The), 5.95%, 4/12/21	947	1,026,388
Home Depot, Inc. (The), 3.35%, 9/15/25	455	464,132
Ross Stores, Inc., 3.375%, 9/15/24	333	331,605

		$3,436,661

Software — 0.8%
Autodesk, Inc., 3.125%, 6/15/20	$776	$787,727
HP Enterprise Co., 4.90%, 10/15/25(2)(3)	635	633,254
HP Enterprise Co., 6.35%, 10/15/45(2)(3)	345	344,765
Oracle Corp., 4.50%, 7/8/44	688	697,429

		$2,463,175

Technology — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(1)(2)	$500	$205,625
KLA-Tencor Corp., 4.65%, 11/1/24	401	401,603

		$607,228

Telecommunications — 1.2%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,019,215
Axtel SAB de CV, 9.00%, 1/31/20(2)	666	606,060
CommScope, Inc., 4.375%, 6/15/20(2)	685	681,575
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	705	663,581
Verizon Communications, Inc., 6.55%, 9/15/43	344	408,645

		$3,379,076

Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24	$800	$830,270

		$830,270

Utilities — 0.3%
American Water Capital Corp., 4.30%, 9/1/45	$842	$851,328

		$851,328

Total Corporate Bonds & Notes (identified cost $87,441,901)		$85,969,539

Agency Mortgage-Backed Securities — 21.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$826	$863,640
Gold Pool #C09031, 2.50%, 2/1/43	671	657,046
Gold Pool #C09032, 3.50%, 2/1/43	930	970,821
Gold Pool #G08596, 4.50%, 7/1/44	1,447	1,569,187
Gold Pool #G18176, 5.00%, 4/1/22	110	118,115
Gold Pool #G18472, 2.50%, 7/1/28	216	222,234
Gold Pool #G18514, 3.00%, 6/1/29	82	85,318
Pool #A97620, 4.50%, 3/1/41	721	783,771
Pool #C03490, 4.50%, 8/1/40	1,261	1,369,981
Pool #C03517, 4.50%, 9/1/40	635	690,121
Pool #C09013, 3.00%, 9/1/42	933	946,758
Pool #E03124, 3.00%, 4/1/27	1,335	1,395,241
Pool #G04913, 5.00%, 3/1/38	1,481	1,633,419
Pool #G05958, 5.00%, 8/1/40	346	381,019
Pool #G06091, 5.50%, 5/1/40	293	325,658
Pool #G07527, 3.00%, 10/1/43	505	512,770
Pool #G07589, 5.50%, 6/1/41	1,471	1,631,938
Pool #G08348, 5.00%, 6/1/39	281	309,603
Pool #G18309, 4.50%, 5/1/24	229	243,581
Pool #G18441, 2.50%, 8/1/27	319	327,165
Pool #G18544, 2.50%, 3/1/30	871	889,317
Pool #G18566, 3.50%, 8/1/30	1,564	1,654,033
Pool #Q00285, 4.50%, 4/1/41	922	1,001,876
Pool #Q34764, 3.50%, 7/1/45	1,696	1,767,374

		$20,349,986

Federal National Mortgage Association:
30-Year, 3.50%, TBA(4)	$11,000	$11,479,532
30-Year, 4.00%, TBA(4)	9,000	9,601,875
Pool #735415, 6.50%, 12/1/32	409	479,867
Pool #889982, 5.50%, 11/1/38	121	135,372
Pool #890397, 3.50%, 12/1/26	94	99,793
Pool #890427, 3.50%, 4/1/42	1,732	1,813,745
Pool #929009, 6.00%, 1/1/38	374	426,917
Pool #995203, 5.00%, 7/1/35	41	45,918
Pool #AB1776, 3.50%, 11/1/25	762	807,225
Pool #AB4827, 3.50%, 4/1/42	505	527,916
Pool #AC8540, 4.50%, 12/1/24	181	193,420
Pool #AE0481, 5.00%, 9/1/40	620	684,344
Pool #AE0949, 4.00%, 2/1/41	521	557,542
Pool #AE0971, 4.00%, 5/1/25	276	293,842
Pool #AE7535, 4.00%, 10/1/40	458	490,511
Pool #AE7758, 3.50%, 11/1/25	292	309,386
Pool #AE9757, 4.00%, 12/1/40	100	107,240
Pool #AH0944, 4.00%, 12/1/40	1,187	1,273,065
Pool #AH1559, 4.00%, 12/1/40	198	212,087
Pool #AH3804, 4.00%, 2/1/41	941	1,007,978
Pool #AH6827, 4.00%, 3/1/26	494	526,882
Pool #AH9055, 4.50%, 4/1/41	730	794,147
Pool #AK3264, 3.00%, 2/1/27	348	364,395
Pool #AK6759, 3.50%, 3/1/42	1,602	1,676,640
Pool #AL2551, 3.50%, 10/1/42	388	407,350
Pool #AL3865, 3.50%, 7/1/43	99	103,490
Pool #AS4421, 4.00%, 2/1/45	1,196	1,283,109

Security	Principal Amount (000’s omitted)	Value
Pool #MA1003, 3.50%, 3/1/42	$946	$989,376
Pool #MA1060, 2.50%, 5/1/27	1,114	1,145,259
Pool #MA1438, 2.50%, 5/1/28	1,136	1,166,295
Pool #MA2357, 3.50%, 8/1/45	1,256	1,296,850
Pool #MA2389, 3.50%, 9/1/35	1,051	1,106,938

		$41,408,306

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$26	$26,549
Pool #MA2524, 5.00%, 1/20/45	1,755	1,916,765

		$1,943,314

Total Agency Mortgage-Backed Securities (identified cost $62,987,154)		$63,701,606

Collateralized Mortgage Obligations — 0.3%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, Series 2005-58, Class MA, 5.50%, 7/25/35	$714	$800,070

Total Collateralized Mortgage Obligations (identified cost $792,869)		$800,070

Commercial Mortgage-Backed Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(2)	$49	$49,648
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(2)	880	885,167
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(5)	755	767,792
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.448%, 9/10/47	130	133,614
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4, 5.201%, 12/11/38	387	399,728
CD Commercial Mortgage Trust, Series 2006-CD2, Class A4, 5.488%, 1/15/46(5)	940	940,975
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	425	436,191
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	403,413
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(2)	1,000	757,224
Commercial Mortgage Trust, Series 2006-C8, Class A4, 5.306%, 12/10/46	478	492,848
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	175,772
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.338%, 10/10/46(2)(5)	500	537,423
Commercial Mortgage Trust, Series 2014-CR20, Class D, 3.222%, 11/10/47(2)	700	547,025
Commercial Mortgage Trust, Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	576,330
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/47(2)	325	268,927
Commercial Mortgage Trust, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	692,229
Commercial Mortgage Trust, Series 2015-LC19, Class C, 4.406%, 2/10/48(5)	700	686,422
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.467%, 9/15/39	358	365,829
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(2)	332	333,529
Extended Stay America Trust, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(2)(5)	750	759,751
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(2)	300	302,469

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.713%, 9/15/47(2)(5)	$500	$441,334
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.109%, 9/15/47(2)(5)	250	216,113
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	306	312,674
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 6.10%, 4/15/45(5)	160	162,255
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	362	367,825
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	850	930,779
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	222,366
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.172%, 12/12/49	249	255,960
Motel 6 Trust, Series 2015-MTL6, Class D, 4.532%, 2/5/30(2)	1,000	995,566
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	449	462,946
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.114%, 6/11/49(5)	783	829,524
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.727%, 5/10/45(2)(5)	850	888,700
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/48	476	490,237
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class C, 5.799%, 11/15/43(2)(5)	500	548,922
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.538%, 9/15/58(5)	900	887,625
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C, 4.62%, 12/15/47(5)	1,500	1,467,344
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	81,342

Total Commercial Mortgage-Backed Securities (identified cost $20,076,394)		$20,073,818

Asset-Backed Securities — 13.4%

Security	Principal Amount (000’s omitted)	Value
Automotive — 8.0%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class B, 1.52%, 1/8/19	$353	$353,588
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A2A, 1.07%, 1/8/19	3,000	2,997,824
Avis Budget Rental Car Funding LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(2)	450	466,938
Avis Budget Rental Car Funding LLC, Series 2014-1A, Class A, 2.46%, 7/20/20(2)	920	934,399
Avis Budget Rental Car Funding LLC, Series 2014-1A, Class B, 2.96%, 7/20/20(2)	365	370,529
BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.53%, 4/25/17	525	524,307
California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.23%, 3/15/19	301	301,591
CarMax Auto Owner Trust, Series 2013-1, Class A3, 0.60%, 10/16/17	86	85,626
CarMax Auto Owner Trust, Series 2015-3, Class A2A, 1.10%, 11/15/18	2,725	2,727,556
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38%, 9/20/19(2)	500	500,438
Fifth Third Auto Trust, Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,774
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.59%, 12/16/19(2)	1,967	1,970,503
Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(2)	475	479,416
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class B, 1.40%, 2/15/19	740	741,989
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A2, 0.73%, 2/20/17(2)	1,096	1,095,181
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 1.97%, 5/15/20(2)	775	778,608
Honda Auto Receivables Owner Trust, Series 2014-2, Class A4, 1.18%, 5/18/20	570	571,273
Hyundai Auto Receivables Trust, Series 2015-C, Class A2A, 0.99%, 11/15/18	1,500	1,501,357
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	212	212,139
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.82%, 6/15/18	2,000	1,999,981
Nissan Auto Lease Trust, Series 2014-B, Class A2A, 0.73%, 4/17/17	808	808,360
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	885	886,358

Security	Principal Amount (000’s omitted)	Value
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2A, 0.67%, 1/16/18	$794	$793,465
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,007,435
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A2, 0.51%, 2/15/17	606	605,995
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 1.40%, 7/22/19(2)	455	453,489

		$23,534,119

Computers — 0.4%
Dell Equipment Finance Trust, Series 2015-1, Class C, 2.42%, 3/23/20(2)	$1,225	$1,225,456

		$1,225,456

Machinery — 0.4%
CNH Equipment Trust, Series 2014-C, Class A2, 0.63%, 12/15/17	$1,113	$1,112,928

		$1,112,928

Other — 3.1%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	$2,000	$2,000,015
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	826	832,696
GE Equipment Midticket LLC, Series 2014-1, Class A2, 0.64%, 4/24/17	973	972,467
GE Equipment Transportation LLC, Series 2014-1, Class A4, 1.48%, 8/23/22	375	375,027
Leaf II Receivables Funding LLC, Series 2015-1, Class A4, 2.03%, 8/17/20(2)	555	557,661
MVW Owner Trust, Series 2015-1A, Class A, 2.52%, 12/20/32(2)	1,171	1,180,840
Sierra Receivables Funding Co., LLC, Series 2014-1A, Class B, 2.42%, 3/20/30(2)	191	191,689
Sierra Receivables Funding Co., LLC, Series 2015-1A, Class B, 3.05%, 3/22/32(2)	628	633,031
SpringCastle Funding Trust, Series 2014-AA, Class A, 2.70%, 5/25/23(2)	669	670,126
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, 9/15/21	700	701,468
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)	1,050	1,057,809

		$9,172,829

Single Family Home Rental — 1.5%
American Homes 4 Rent, Series 2014-SFR1, Class C, 2.00%, 6/17/31(2)(6)	$1,000	$986,815
American Residential Properties Trust, Series 2014-SFR1, Class C, 2.557%, 9/17/31(2)(6)	850	844,692
Colony American Homes, Series 2014-1A, Class C, 2.10%, 5/17/31(2)(6)	915	897,002
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 3/9/47(2)	693	694,885
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(2)(6)	350	343,408
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.807%, 6/17/31(2)(6)	500	498,183

		$4,264,985

Total Asset-Backed Securities (identified cost $39,251,414)		$39,310,317

Foreign Government and Agency Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.2%
Government of Bermuda, 4.854%, 2/6/24(2)	$510	$535,500

		$535,500

Mexico — 0.4%
Government of Mexico, 3.60%, 1/30/25	$500	$492,500
Government of Mexico, 4.00%, 10/2/23	790	806,590

		$1,299,090

Sweden — 0.2%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(2)(7)	$600	$602,340

		$602,340

Total Foreign Government and Agency Securities (identified cost $2,418,597)		$2,436,930

U.S. Treasury Obligations — 32.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$8,590	$9,884,539
U.S. Treasury Bond, 3.875%, 8/15/40	419	499,494
U.S. Treasury Bond, 4.50%, 2/15/36	5,040	6,612,243
U.S. Treasury Bond, 5.375%, 2/15/31	1,380	1,916,618
U.S. Treasury Bond, 6.875%, 8/15/25	2,070	2,974,708
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	13,867	14,567,462
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	7,578	8,733,769
U.S. Treasury Note, 2.00%, 4/30/16	14,880	15,034,514
U.S. Treasury Note, 3.50%, 2/15/18	26,900	28,629,401
U.S. Treasury Note, 4.625%, 2/15/17	4,695	4,961,080

Total U.S. Treasury Obligations (identified cost $93,281,046)		$93,813,828

Preferred Securities — 0.3%

Security	Shares	Value
Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.861%(2)(6)	1.30	$224,849

		$224,849

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(7)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,024,974

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$54,858
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	67,058
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	10,200	100,264
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	103,783

Total Interest Rate Swaptions Purchased (identified cost $956,542)				$325,963

Short-Term Investments — 3.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(10)(11)			$1,641	$1,640,800
Eaton Vance Cash Reserves Fund, LLC, 0.23%(11)			8,023	8,022,648

Total Short-Term Investments (identified cost $9,663,448)				$9,663,448

Value
Total Investments — 108.0% (identified cost $319,147,978)	$317,120,493

Other Assets, Less Liabilities — (8.0)%	$(23,584,587)

Net Assets — 100.0%	$293,535,906

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2015.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $42,938,656 or 14.6% of the Portfolio’s net assets.

(3)	When-issued security.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2015.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2015.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2015, the Portfolio loaned securities having a market value of $1,605,045 and received $1,640,800 of cash collateral for the loans.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $1,808 and $7,792, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$320,600,618

Gross unrealized appreciation	$2,350,327
Gross unrealized depreciation	(5,830,452)

Net unrealized depreciation	$(3,480,125)

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $325,963.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$85,969,539	$—	$85,969,539
Agency Mortgage-Backed Securities	—	63,701,606	—	63,701,606
Collateralized Mortgage Obligations	—	800,070	—	800,070
Commercial Mortgage-Backed Securities	—	20,073,818	—	20,073,818
Asset-Backed Securities	—	39,310,317	—	39,310,317
Foreign Government and Agency Securities	—	2,436,930	—	2,436,930
U.S. Treasury Obligations	—	93,813,828	—	93,813,828
Preferred Securities	—	1,024,974	—	1,024,974
Interest Rate Swaptions Purchased	—	325,963	—	325,963
Short-Term Investments	—	9,663,448	—	9,663,448
Total Investments	$—	$317,120,493	$—	$317,120,493

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015